PREPAID LAND LEASE PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAID LAND LEASE PAYMENTS [Abstract]
Schedule of Prepaid Land Lease Payments

	As at December 31,
	2014	2015	2015
	RMB	RMB	US$
Prepaid land lease payments	52,878	432,218	66,723
Less: accumulated amortization	(1,349)	(2,439)	(377)
Net carrying value	51,529	429,779	66,346

Schedule of Estimated Annual Amortization Expenses

	Amortization
	RMB	US$
2016	1,083	167
2017	1,083	167
2018	1,083	167
2019	1,083	167
2020	1,083	167